Restatement of Financial Statements (Details) - Schedule of statement of operations - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Operations and Comprehensive Loss
Loss from operations	$ (942,294)	$ (153,657)
Other (expense) income:
Change in fair value of warrant liabilities	7,527,162	(1,238,234)
Interest income	37,656	27,342
Net income (loss)	$ (8,431,800)	1,111,919
As Previously Reported
Statement of Operations and Comprehensive Loss
Loss from operations		(153,657)
Other (expense) income:
Interest income		27,342
Total other (expense) income		27,342
Net income (loss)		$ (126,315)
Basic and Diluted weighted-average redeemable common shares outstanding (in Shares)		10,156,368
Basic and Diluted net income (loss) per redeemable common shares		$ (0.02)
Restatement Adjustment
Other (expense) income:
Change in fair value of warrant liabilities		$ 1,238,234
Total other (expense) income		1,238,234
Net income (loss)		$ 1,238,234
Basic and Diluted weighted-average redeemable common shares outstanding (in Shares)		6,554,067
Basic and Diluted weighted-average non-redeemable common shares outstanding (in Shares)		4,496,137
As Restated [Member]
Statement of Operations and Comprehensive Loss
Loss from operations		$ (153,657)
Other (expense) income:
Change in fair value of warrant liabilities		1,238,234
Interest income		27,342
Total other (expense) income		1,265,576
Net income (loss)		$ 1,111,919
Basic and Diluted weighted-average redeemable common shares outstanding (in Shares)		16,710,435
Basic and Diluted net income (loss) per redeemable common shares		$ 0.00
Basic and Diluted weighted-average non-redeemable common shares outstanding (in Shares)		4,496,137
Basic and Diluted net income per non-redeemable common shares		$ 0.25